Incorporated herein by reference are supplements to the prospectus of MFS Growth Portfolio and MFS Mid Cap Growth Portfolio, both a series of MFS Variable Insurance Trust II (File No. 2-83616), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 18, 2012 (SEC Accession No. 0001104659-12-038300).